FORWARD FUNDS

Supplement dated August 4, 2016 to the

Salient EM Dividend Signal Fund Class C and Advisor Class Prospectus dated

May 1, 2016.

Salient International Dividend Signal Fund and Salient U.S. Dividend Signal Fund Class A, Class C, and Advisor Class Prospectus dated

May 1, 2016.

Salient EM Dividend Signal Fund, Salient International Dividend Signal Fund, and Salient U.S. Dividend Signal Fund Investor Class and Institutional Class Prospectus dated

May 1, 2016.

IMPORTANT NOTICE REGARDING CHANGES TO DIVIDENDS AND TAXES

Effective September 6, 2016, the Dividends and Taxes sections of each of the prospectuses is revised to reflect that the Salient EM Dividend Signal Fund, Salient International Dividend Signal Fund, and Salient U.S. Dividend Signal Fund expect to declare and pay income dividends quarterly, if available.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUPP DIV FRQ CHG 08042016